Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Others (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Collateral and other commitments	R$ 2,428.9	R$ 2,062.2
Cash guarantees	729.2	693.3
Guarantees held for derivative instruments	R$ 798.9	R$ 816.9